As filed with the Securities and Exchange Commission on September 7, 2016
Securities Act Registration No. 033-35156
Investment Company Act Registration No. 811-06113

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. __	[_]
Post-Effective Amendment No. 41	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 42	[x]

(Check appropriate box or boxes.)

The Caldwell & Orkin Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

5185 Peachtree Parkway
Suite 370
Norcross, GA  30092-6541
 (Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (678) 533-7850

Michael B. Orkin
5185 Peachtree Parkway
Suite 370
Norcross, GA  30092-6541
(Name and Address of Agent for Service)

With copy to:
Reinaldo Pascual, Esq.
Paul Hastings LLP
1170 Peachtree Street, N.E., Suite 100
Atlanta, GA 30309

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

[X]	immediately upon filing pursuant to paragraph (b)
[_]	on (date) pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on (date) pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norcross, and State of Georgia, on the 7th day of September, 2016.

THE CALDWELL & ORKIN FUNDS, INC.
(Registrant)

By:	/s/ Michael B. Orkin
Michael B. Orkin
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Michael B. Orkin	Director and President	September 7, 2016
Michael B. Orkin
/s/ David R. Bockel	Treasurer	September 7, 2016
David R. Bockel
/s/ Frederick T. Blumer*	Director and Chairman	September 7, 2016
Frederick T. Blumer
/s/ David L. Eager*	Director	September 7, 2016
David L. Eager
/s/ James L. Underwood*	Director	September 7, 2016
James L. Underwood
By: /s/ Michael B. Orkin	*Attorney-in-Fact	September 7, 2016
Michael B. Orkin

* Executed by Michael B. Orkin as Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase